CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2012
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Changes in each component of Accumulated Other Comprehensive Income (Loss)

		Foreign
	Net	currency
	unrealized	translation			Accumulated
	gains (losses)	adjustment,		Pension	other
	on investment	net of	Cash flow	liability	comprehensive
In millions of dollars	securities	hedges	hedges	adjustments	income (loss)
Balance at December 31, 2009	$(4,347)	$(7,947)	$(3,182)	$(3,461)	$(18,937)
Change, net of taxes (1)(2)(3)(4)	1,952	820	532	(644)	2,660
Balance at December 31, 2010	$(2,395)	$(7,127)	$(2,650)	$(4,105)	$(16,277)
Change, net of taxes (1)(2)(3)(4)	2,360	(3,524)	(170)	(177)	(1,511)
Balance at December 31, 2011	$(35)	$(10,651)	$(2,820)	$(4,282)	$(17,788)
Change, net of taxes (1)(2)(3)(4)(5)(6)	632	721	527	(988)	892
Balance at December 31, 2012	$597	$(9,930)	$(2,293)	$(5,270)	$(16,896)

(1)	The after-tax realized gains (losses) on sales and impairments of securities during the years ended December 31, 2012, 2011 and 2010 were $(1,017) million, $(122) million and $657 million, respectively. For details of the realized gains (losses) on sales and impairments on Citigroup’s investment securities included in income, see Note 15 to the Consolidated Financial Statements.
(2)	Primarily reflects the movements in (by order of impact) the Mexican peso, Japanese yen, Euro, and Brazilian real against the U.S. dollar, and changes in related tax effects and hedges in 2012. Primarily reflects the movements in the Mexican peso, Turkish lira, Brazilian real, Indian rupee and Polish zloty against the U.S. dollar, and changes in related tax effects and hedges in 2011. Primarily reflects the movements in the Australian dollar, Brazilian real, Canadian dollar, Japanese yen, Mexican peso, and Chinese yuan (renminbi) against the U.S. dollar, and changes in related tax effects and hedges in 2010.
(3)	For cash flow hedges, primarily driven by Citigroup’s pay fixed/receive floating interest rate swap programs that are hedging the floating rates on liabilities.
(4)	For the pension liability adjustment, primarily reflects adjustments based on the final year-end actuarial valuations of the Company’s pension and postretirement plans and amortization of amounts previously recognized in other comprehensive income.
(5)	For net unrealized gains (losses) on investment securities, includes the after-tax impact of realized gains from the sales of minority investments: $672 million from the Company’s entire interest in Housing Development Finance Corporation Ltd. (HDFC); and $421 million from the Company’s entire interest in Shanghai Pudong Development Bank (SPDB).
(6)	The after-tax impact due to impairment charges and the loss related to Akbank, included within the foreign currency translation adjustment, during the six months ended June 30, 2012 was $667 million. See Note 15 to the Consolidated Financial Statements.

Schedule of pretax and after-tax changes in each component of Accumulated other comprehensive income (loss)

In millions of dollars	Pretax	Tax effect	After-tax
Balance, December 31, 2009	$(27,834)	$8,897	$(18,937)
Change in net unrealized gains (losses) on investment securities	3,119	(1,167)	1,952
Foreign currency translation adjustment	81	739	820
Cash flow hedges	857	(325)	532
Pension liability adjustment	(1,078)	434	(644)
Change	$2,979	$(319)	$2,660
Balance, December 31, 2010	$(24,855)	$8,578	$(16,277)
Change in net unrealized gains (losses) on investment securities	3,855	(1,495)	2,360
Foreign currency translation adjustment	(4,133)	609	(3,524)
Cash flow hedges	(262)	92	(170)
Pension liability adjustment	(412)	235	(177)
Change	$(952)	$(559)	$(1,511)
Balance, December 31, 2011	$(25,807)	$8,019	$(17,788)
Change in net unrealized gains (losses) on investment securities	1,001	(369)	632
Foreign currency translation adjustment	12	709	721
Cash flow hedges	838	(311)	527
Pension liability adjustment	(1,378)	390	(988)
Change	$473	$419	$892
Balance, December 31, 2012	$(25,334)	$8,438	$(16,896)